UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2022 to June 30, 2022

Date of Report (Date of earliest event reported): August 4, 2022
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)(7)	Demand Rejected (2)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BR6812		loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $488,400 / 6.913%
GNMA-II Pool # CC4545		loanDepot.com, LLC	69 / $18,157,946 / 100%	1 / $305,000 / 1.68%		1 / $305,000 / 1.68%
GNMA-II Pool # BZ8117		loanDepot.com, LLC	41 / $31,217,918 / 100%	1 / $663,275 / 2.125%	1 / $663,275 / 2.125%
GNMA-II Pool # BZ8112		loanDepot.com, LLC	160 / $49,481,300 / 100%	1 / $241,692 / 0.488%	1 / $241,692 / 0.488%
GNMA-II Pool # CC4481		loanDepot.com, LLC	161 / $49,409,396 / 100%	1 / $139,858 / 0.283%		1 / $139,858 / 0.283%
GNMA-II Pool # CF7237		loanDepot.com, LLC	148 / $49,196,804 / 100%				1 / $591,460 / 1.202%
GNMA-II Pool # BV6351		loanDepot.com, LLC	61 / $8,119,487 / 100%			1 / $137,464 / 1.693%
GNMA-II Pool # BX4784		loanDepot.com, LLC	64 / $10,321,712 / 100%			1 / $154,156 / 1.494%
GNMA-II Pool # BX4803		loanDepot.com, LLC	102 / $33,989,288 / 100%			1 / $191,468 / 0.563%
GNMA-II Pool # BZ7867		loanDepot.com, LLC	50 / $12,788,649 / 100%			1 / $627,034 / 4.903%
GNMA-II Pool # BZ7876		loanDepot.com, LLC	126 / $41,081,393 / 100%			1 / $233,786 / 0.569%
GNMA-II Pool # BZ7901		loanDepot.com, LLC	78 / $30,912,948 / 100%			1 / $333,841 / 1.08%
GNMA-II Pool # BZ7902		loanDepot.com, LLC	168 / $47,397,495 / 100%					1 / $611,000 / 1.289%
GNMA-II Pool # BZ7920		loanDepot.com, LLC	27 / $2,373,515 / 100%			1 / $88,369 / 3.723%
GNMA-II Pool # BZ7922		loanDepot.com, LLC	52 / $6,817,615 / 100%			2 / $255,191 / 3.743%
GNMA-II Pool # BZ7978		loanDepot.com, LLC	15 / $12,012,428 / 100%			1 / $772,566 / 6.431%
GNMA-II Pool # CI9107		loanDepot.com, LLC	90 / $31,312,513 / 100%				1 / $376,092 / 1.201%
GNMA-II Pool # BZ8079		loanDepot.com, LLC	96 / $26,996,024 / 100%	1 / $217,979 / 0.807%	1 / $217,979 / 0.807%
GNMA-II Pool # BZ8091		loanDepot.com, LLC	156 / $48,442,017 / 100%	2 / $613,092 / 1.266%	2 / $613,092 / 1.266%
GNMA-II Pool # BZ8098		loanDepot.com, LLC	75 / $22,262,163 / 100%	1 / $328,932 / 1.478%	1 / $328,932 / 1.478%
GNMA-II Pool # BZ8108		loanDepot.com, LLC	82 / $28,677,835 / 100%	1 / $343,660 / 1.198%	1 / $343,660 / 1.198%
GNMA-II Pool # BZ8110		loanDepot.com, LLC	154 / $45,470,431 / 100%	2 / $464,333 / 1.021%	2 / $464,333 / 1.021%
GNMA-II Pool # CC4416		loanDepot.com, LLC	90 / $27,942,056 / 100%	1 / $255,290 / 0.914%	1 / $255,290 / 0.914%
GNMA-II Pool # CC4426		loanDepot.com, LLC	65 / $20,246,743 / 100%	1 / $268,035 / 1.324%	1 / $268,035 / 1.324%
GNMA-II Pool # CC4432		loanDepot.com, LLC	45 / $13,265,043 / 100%	3 / $862,148 / 6.499%	3 / $862,148 / 6.499%
GNMA-II Pool # BZ7930		loanDepot.com, LLC	79 / $10,591,356 / 100%	3 / $412,122 / 3.891%	3 / $412,122 / 3.891%

GNMA-II Pool # BZ7931	loanDepot.com, LLC	51 / $5,098,953 / 100%	1 / $103,988 / 2.039%	1 / $103,988 / 2.039%
GNMA-II Pool # BZ8085	loanDepot.com, LLC	193 / $48,968,334 / 100%	1 / $238,950 / 0.488%	1 / $238,950 / 0.488%
GNMA-II Pool # CL6179	loanDepot.com, LLC	1 / $136,861 / 100%	1 / $136,861 / 100%		1 / $136,861 / 100%
GNMA-II Pool # CC4546	loanDepot.com, LLC	177 / $48,477,442 / 100%	1 / $283,666 / 0.585%	1 / $283,666 / 0.585%
GNMA-II Pool # CE0562	loanDepot.com, LLC	55 / $20,139,404 / 100%	1 / $317,512 / 1.577%	1 / $317,512 / 1.577%
GNMA-II Pool # CC4506	loanDepot.com, LLC	89 / $27,837,610 / 100%	1 / $269,037 / 0.966%				1 / $269,037 / 0.966%
GNMA-II Pool # CC4455	loanDepot.com, LLC	83 / $27,044,138 / 100%	1 / $213,181 / 0.788%		1 / $213,181 / 0.788%
GNMA-II Pool # CC4469	loanDepot.com, LLC	55 / $18,450,208 / 100%	1 / $323,819 / 1.755%		1 / $323,819 / 1.755%
GNMA-II Pool # CC4512	loanDepot.com, LLC	104 / $31,760,303 / 100%	2 / $410,756 / 1.293%		2 / $410,756 / 1.293%
GNMA-II Pool # CC4513	loanDepot.com, LLC	120 / $37,090,529 / 100%	1 / $337,277 / 0.909%		1 / $337,277 / 0.909%
GNMA-II Pool # CC4477	loanDepot.com, LLC	108 / $40,422,895 / 100%	1 / $304,900 / 0.754%		1 / $304,900 / 0.754%
GNMA-II Pool # CC4505	loanDepot.com, LLC	115 / $42,011,481 / 100%	1 / $912,600 / 2.172%		1 / $912,600 / 2.172%
GNMA-II Pool # CC4610	loanDepot.com, LLC	153 / $44,964,218 / 100%	1 / $260,157 / 0.579%		1 / $260,157 / 0.579%
GNMA-II Pool # CC4632	loanDepot.com, LLC	20 / $6,651,021 / 100%	1 / $500,762 / 7.529%		1 / $500,762 / 7.529%
GNMA-II Pool # CE0561	loanDepot.com, LLC	139 / $43,261,611 / 100%	1 / $154,549 / 0.357%		1 / $154,549 / 0.357%
GNMA-II Pool # CE0564	loanDepot.com, LLC	42 / $13,345,221 / 100%	1 / $166,429 / 1.247%		1 / $166,429 / 1.247%
GNMA-II Pool # CC4605	loanDepot.com, LLC	117 / $36,923,135 / 100%	1 / $237,300 / 0.643%		1 / $237,300 / 0.643%
GNMA-II Pool # CC4457	loanDepot.com, LLC	116 / $47,674,049 / 100%	1 / $125,482 / 0.263%		1 / $125,482 / 0.263%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	4,014 / $1,225,806,300 / 100%	38 / $10,412,642 / 0.849%	21 / $5,614,674 / 0.458%	26 / $7,322,806 / 0.597%	3 / $1,455,952 / 0.119%	2 / $880,037 / 0.072%	0 / $ / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. Each asset identified in columns (g) through (i) was identified by the Originator for repurchase during the reporting period, and was not the subject of a demand by GNMA or a third party.

4)
Each asset identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Each asset identified in columns (j) through (l) was identified by the Originator for repurchase during the reporting period.

5)
Sixteen (16) of  the assets identified in columns (m) through (o) were identified by the Originator for repurchase during the reporting period. Ten (10) of the assets identified in columns (m) through (o) were identified by the Originator for repurchase during a prior reporting period.

6)	Each asset identified in columns (p) through (r) was identified by GNMA for repurchase during prior reporting periods. The Originator has not received a response from GNMA regarding its position.

7)
One (1) asset identified in columns (s) through (u) was identified by the Originator for repurchase during the reporting period.  One (1) asset identified in columns (s) through (u) was identified by the Originator for repurchase during a prior reporting period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 4, 2022	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer